VARIABLE INTEREST ENTITIES - Financial Information of Hilli LLC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet
Current assets	$ 739,866	$ 815,564
Current liabilities	(841,524)	(545,780)
Statement of operations
Liquefaction services revenue	260,372	298,429	$ 267,740
Realized and unrealized gain/(loss) on oil and gas derivative instruments	39,226	(84,751)	520,997
Statement of changes in equity
Repurchase and cancellation of treasury shares		216,940
Additional Paid-in Capital
Statement of changes in equity
Repurchase and cancellation of treasury shares		251,249
Non-controlling Interests
Statement of changes in equity
Repurchase and cancellation of treasury shares		(34,309)
Liquefaction services revenue
Statement of operations
Liquefaction services revenue	224,959	245,418	213,970
Hilli LLC | Variable interest entity, primary beneficiary
Balance sheet
Current assets		70,461
Non-current assets		1,212,922
Current liabilities		(342,480)
Non-current liabilities		(125,094)
Statement of operations
Realized and unrealized gain/(loss) on oil and gas derivative instruments	39,226	(84,751)	520,997
Statement of cash flows
Reacquisition of common units in Hilli LLC	(59,919)	(100,047)	0
Net debt repayments	(82,804)	(98,242)	(123,554)
Net debt receipts	1,145	0	20,640
Financing costs paid	0	(3,158)	0
Cash dividends paid	(11,245)	(23,449)	(55,169)
Hilli LLC | Variable interest entity, primary beneficiary | Additional Paid-in Capital
Statement of changes in equity
Repurchase and cancellation of treasury shares	1,883	(251,249)	0
Hilli LLC | Variable interest entity, primary beneficiary | Non-controlling Interests
Statement of changes in equity
Repurchase and cancellation of treasury shares	(59,436)	34,309	0
Hilli LLC | Variable interest entity, primary beneficiary | Liquefaction services revenue
Statement of operations
Liquefaction services revenue	$ 224,959	$ 245,418	$ 213,970